EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 7 –EARNINGS PER SHARE

The following data shows the amounts used in computing earnings per share and the weighted average number of shares of common stock outstanding for the periods presented for the periods ended:

	For the Three Months Ended March 31,
	2016	2015
Income from operations available to common stockholders (numerator)	$594,293	$516,565
Net income available to common stockholders (numerator)	594,293	516,565
Weighted average number of common shares outstanding during the period used in earnings per share (denominator)	1,000	1,000
Proforma Weighted average number of common shares outstanding during the period used in earnings per share (denominator)	20,805,860	20,805,860

NOTE 7 –EARNINGS PER SHARE

The following data shows the amounts used in computing earnings per share and the weighted average number of shares of common stock outstanding for the periods presented for the periods ended:

	December 31, 2015	December 31, 2014
Income from operations available to common stockholders (numerator)	$2,980,611	$1,398,255
Income available to common stockholders (numerator)	2,980,611	1,398,255
Weighted average number of common shares outstanding during the period used in earnings per share (denominator)	1,000	1,000